                                                     Registration Nos.  33-62061
                                                                        811-7345


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                         ACT OF 1933               [  ]

                   Pre-Effective Amendment No. __  [  ]

                   Post-Effective Amendment No. 14  [X]

                                  and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                    COMPANY ACT OF 1940            [  ]

                     Amendment No. 17               [X]
                       (Check appropriate box or boxes.)

                             NVEST FUNDS TRUST III
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              (Exact Name of Registrant as Specified in Charter)

                   399 Boylston Street
                   Boston, Massachusetts      02116
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                   (Address of principal executive offices)  (Zip Code)

Registrant's Telephone Number, including Area Code  (617) 449-2801
                                                    --------------

                            John E. Pelletier, Esq.
                         Nvest Funds Distributor, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)
                                    Copy to:
                              John M. Loder, Esq.
                                  Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110
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It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)

[ X ] On March 12, 2001 pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] On (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates only to CDC Nvest Equity Research, CDC Nvest Mid Cap Growth Fund and CDC Nvest Select Fund, each a series of the Registrant. This Post-Effective Amendment does not amend or supercede disclosure in the Registrant's Registration Statement relating to any other series of the Registrant.
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Part A - Prospectus.  The Prospectus is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 12 made pursuant to Rule 485(a) under the Securities Act of 1933 on December 22, 2000.

Part B - Statement of Additional Information. The Statement of Additional Information is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 12 made pursuant to Rule 485(a) under the Securities Act of 1933 on December 22, 2000.

Part C - Other Information. All Items under Other Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 12 made pursuant to Rule 485(a) under the Securities Act of 1933 on December 22, 2000.

     The Post-Effective Amendment relates only to CDC Nvest Equity Research Fund, CDC Mid Cap Growth Fund and CDC Nvest Select Fund, each a series of the Registrant. This Post-Effective Amendment No. 14 is filed SOLELY to designate a new effective date for Post-Effective Amendment No. 12 to the Registration Statement. This Post-Effective Amendment does not amend or supercede disclosure in the Registrant's Registration Statement relating to any other series of the Registrant other than the three series as noted above.
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                             NVEST FUNDS TRUST III
                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 5th day of March, 2001.

                              Nvest Funds Trust III

                              By:  PETER S. VOSS         *
                                   -----------------------
                                   Peter S. Voss
                                   Chief Executive Officer

                              *By: /s/ John E. Pelletier
                                   -----------------------
                                   John E. Pelletier
                                   Attorney-In-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                              Title                                     Date
---------                              -----                                     -----
PETER S. VOSS  *                                                                 March 5, 2001
------------------------------------
Peter S. Voss                          Chairman of the Board; Chief Executive
                                       Officer; Trustee

/s/ Thomas P. Cunningham              Treasurer                                  March 5, 2001
------------------------------------
Thomas P. Cunningham

GRAHAM T. ALLISON, Jr.*               Trustee                                    March 5, 2001
------------------------------------
Graham T. Allison, Jr.

DANIEL M. CAIN  *                     Trustee                                    March 5, 2001
------------------------------------
Daniel M. Cain

KENNETH J. COWAN  *                   Trustee                                    March 5, 2001
------------------------------------
Kenneth J. Cowan

RICHARD DARMAN  *                     Trustee                                    March 5, 2001
------------------------------------
Richard Darman

JOHN T. HAILER  *                     Trustee                                    March 5, 2001
------------------------------------
John T. Hailer

SANDRA O. MOOSE  *                    Trustee                                    March 5, 2001
------------------------------------
Sandra O. Moose

JOHN A. SHANE*                        Trustee                                    March 5, 2001
------------------------------------
John A. Shane

PENDLETON P. WHITE*                   Trustee                                    March 5, 2001
------------------------------------
Pendleton P. White

                              *By:  /s/ John E. Pelletier
                                    ---------------------
                                    John E. Pelletier
                                    Attorney-In-Fact
                                    March 5, 2001